INCOME TAXES	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 9. INCOME TAXES

BVI

UMeWorld Limited, UMeLook BVI, UMeZone Holdings Limited and AlphaRx International Holdings were incorporated in the BVI and, under the current laws of the BVI, are not subject to income taxes.

Canada

AlphaRx Canada Limited was incorporated in Canada and is subject to income tax rate of 34%.

HK

AlphaRx Life Science Limited, UMeLook HK and UMeZone Adaptive Learning Technology Limited were incorporated in Hong Kong and are subject to Hong Kong profits tax at a tax rate of 16.5%. No provision for Hong Kong profits tax has been made as these company had no taxable income during the reporting periods.

PRC

The Company’s subsidiary, UMeLook (Guangzhou) Information Technology Co. Ltd. and YouYiXue (Guangzhou) Information Technology Co. Ltd., and VIE, XinYiXun, registered in the PRC are subject to PRC Enterprise Income Tax (“EIT”) of 25% on the taxable income in accordance with the relevant PRC income tax laws.

The tax effect of material temporary differences representing deferred tax assets is estimated as follows:

	2017	2016	2015
Deferred tax assets:
Canada	$351,500	$538,644	$753,850
Hong Kong	39,714	46,636	44,389
PRC	668,168	526,643	407,771
Sub-total	1,059,032	1,111,923	1,206,010
Less Valuation allowance	(1,059,032)	(1,111,923)	(1,206,010)
Net deferred tax assets	-	-	-

The valuation allowance as of September 30, 2017, 2016 and 2015 totaled $1,059,032, $1,111,923 and $1,206,010 respectively which consisted primarily of established reserves for deferred tax assets on non-capital operating loss carry forwards for our entities in United States and our foreign entities. The tax rates being used to determine deferred tax assets are estimated at 34% for North America, 25% for mainland China, and 16.5% for Hong Kong. The consolidated effective tax (benefit) rate as a percentage of income (loss) before income taxes is as follows.

	Year Ended September 30,
	2017	2016	2015
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of income tax difference under different tax jurisdictions	-10.77%	-10.57%	-13.00%
Effect of valuation allowance on deferred income tax assets	6.74%	0.63%	-10.38%
Effect of expense not deductible for tax purpose	-20.97%	-15.06%	-1.64%
Effective tax rate	0.00%	0.00%	-0.02%

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and considered that no provision for uncertainty in income taxes was necessary as of September 30, 2017 and 2016.